Vestaur Securities, Inc.

Semiannual Report To Shareholders May 31, 2003

ADVISOR Evergreen Investment Management Company, LLC (a subsidiary of Wachovia Corporation)

Notification to the shareholders of Vestaur Securities, Inc.

On May 14, 2003, the Board of Directors for Vestaur Securities, Inc. (Vestaur) approved the exchange listing transfer of Vestaur from the New York Stock Exchange (NYSE) to the American Stock Exchange (AMEX).

In order to comply with Rule 500(a)(2) of the NYSE, Vestaur is informing you of this change.

It is proposed that on or about September 15, 2003, Vestaur will begin trading on the AMEX.

The decision to make this change was not considered lightly, as Vestaur has enjoyed a beneficial relationship with the NYSE for many years. With the increasing number of investment companies trading on the AMEX, it may be a more appropriate exchange for Vestaur going forward. It was determined that the transfer to the AMEX is in the best interest of Vestaur shareholders.

Thank you for your continued investment with Vestaur Securities, Inc.

LETTER TO SHAREHOLDERS

July 2003

Dear Fellow Shareholder:

The current interest rate environment has a significant impact on the fixed income investments in which the Fund invests. In response to current market conditions, Management and the Board have undertaken a review of the Fund's overall expenses in an attempt to reduce expenses and maximize shareholder returns. One expense-reduction initiative currently being implemented is to change the Fund's exchange listing. By listing on the American Stock Exchange (AMEX), the Fund benefits from the management company's existing relationship with the AMEX resulting in lower overall listing fees. Other initiatives include the initiation of a voluntary management fee waiver by the management company (See Statement of Operations and Note 2 in the Notes to Financial Statements).

Treasury securities continued to rally in the first half of the fund's fiscal year. During this period, coupon Treasury yields fell irregularly by 20 to 40 basis points to 45 year lows. Factors contributing to the rally included a flight to safety in anticipation of war in Iraq, weak equity market performance through early March, persistently soft manufacturing and employment statistics, and a public expression of concern by Federal Reserve officials over the small but unwelcome risk of deflation.

Corporate bonds outperformed all major sectors of the bond market over the past six months. Despite a flood of new issues, corporate yield spreads versus Treasury securities narrowed sharply as investors were looking for more satisfactory yields. The sector was also helped by improved corporate profits and efforts of issuers to put their balance sheets in order. In the Lehman Corporate Index, investment grade corporate bonds returned 11.3% while high yield corporate bonds posted equity-like return of 16.8%. With few exceptions, the lower the quality rating of a bond, the better its total return. Bonds in the Caa-rated category monitored by Lehman returned a spectacular 49%.

The lowest mortgage rates in 50 years led to record refinancing activity and pre-payment rates. These low rates caused the vast majority of outstanding mortgage pools to trade at a premium, reducing the sector's interest rate sensitivity to a level close to that of a 6-month Treasury bill. The performance of fixed rate residential mortgage-backed securities continued to lag. The Lehman Mortgage-Backed Index returned only 2.5% for the period.

At this writing, the mood of the bond market has, once again, turned decidedly bearish. Having discounted the possibility of a fifty basis point cut of the target Federal Funds rate by the Federal Reserve at its June FOMC meeting, the market registered its disappointment with an actual 25 basis point reduction through a sharp sell off. Treasury yields rose by as much as 60 basis points from their recent lows. The emerging consensus view is that economic activity has stabilized after experiencing a soft patch caused by war fear and bad weather. The economy is poised for an episode of above trend growth, kick-started by the tax cut enacted in May and sustained by record low short-term interest rates as well as ample liquidity. While the Fed may not raise the target Federal Funds rate until next year, its latest cut is likely to be the last of the

LETTER TO SHAREHOLDERS continued

current easing cycle. The Treasury yield curve will steepen in response to signs of strengthening economic activity and a heavy supply of treasury securities to finance a projected budget deficit in excess of $400 billion in fiscal 2004.

We believe that market sentiment overreacted to the recent cautious policy move by the Fed and continue to hold the view that the bond investors are not on the threshold of a bear market as in late 1993. The threat of inflation is minimal for the foreseeable future. Energy prices are not a threat in view of the cooperative stance of OPEC and the potential of a resumption of normal oil production by Iraq by the end of the year. The sharp decline of the dollar versus key European currencies over the past year has boosted the price of gold but the increase in prices of non-petroleum imports remains tame, rising only 0.7% over the past -12 months.

We are pleased to report that Vestaur's portfolio provided satisfactory investment results in the first half its fiscal year, returning 11.35% based on net asset value and 11.62% at market. The portfolio benefited from its 89% exposure to the corporate sector with concentration in the Baa rating category. We believe that with a yield to maturity of 6.6% and a neutral duration (maturity) posture of 5.5 years, the portfolio is well positioned for the market environment anticipated for the remainder of the year. Your investment portfolio continues to be managed by the same team at Evergreen Investment Management Company, LLC. The primary objective is maintaining a high level of current income through a diversified portfolio of fixed income securities. Selectivity and diversification remain our management focus to minimize risk while enhancing portfolio yield.

The net assets of the fund on May 31, 2003 stood at $98,659,713 or $14.23 per share compared to $91,666,003 or $13.22 per share on November 30, 2002. At the May 14, 2003, directors meeting, Vestaur Securities, Inc. declared the regular quarterly income dividend of 23 cents per share. This dividend is payable on July 15, 2003 to shareholders of record on June 30, 2003. We would like to take this opportunity to thank you for your confidence in Vestaur Securities, Inc. and look forward to providing you with continued quality investment services.

Sincerely,

Glen T. Insley, CFA
Chairman of the Board
July 7, 2003

FINANCIAL HIGHLIGHTS

	Six Months Ended
	May 31, 2003	Year Ended November 30,
	(unaudited)	2002 [1]	2001	2000	1999	1998 [2]

Net asset value, beginning of period	$ 13.22	$ 13.79	$ 13.44	$ 13.88	$ 14.74	$ 14.82

Income from investment operations
Net investment income	0.45	0.93	1.02	1.07	1.03	1.05
Net realized and unrealized gains or losses on investments	1.02	(0.53)	0.36	(0.47)	(0.85)	(0.06)
Total from investment operations	1.47	0.40	1.38	0.60	0.18	0.99

Less distributions from
Net investment income	(0.46)	(0.97)	(1.03)	(1.04)	(1.04)	(1.04)
Net realized gains	0	0	0	0	0	(0.03)
Total distributions to shareholders	(0.46)	(0.97)	(1.03)	(1.04)	(1.04)	(1.07)

Net asset value, end of period	$ 14.23	$ 13.22	$ 13.79	$ 13.44	$ 13.88	$ 14.74

Market value, end of period	$ 13.55	$ 12.56	$ 14.39	$ 12.63	$ 12.75	$ 14.94

Total return
Based on net asset value [3]	11.35%	3.06%	10.67%	4.54%	1.29%	6.90%
Based on market value [4]	11.62%	(6.17%)	22.89%	7.39%	(8.12%)	14.19%

Ratios/supplemental data
Net assets, end of period (in thousands)	$ 98,660	$ 91,666	$ 94,577	$ 91,334	$ 94,269	$ 99,115
Ratios to average net assets
Expenses [5]	0.96% [6]	1.01%	0.98%	0.99%	1.00%	0.97%
Net investment income	6.61% [6]	6.96%	7.43%	7.89%	7.25%	7.13%
Portfolio turnover rate	26%	40%	63%	21%	44%	43%

[1] Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investments Companies, and began amortizing premiums and accreting discounts on its fixed-income securities. The effects of this change for the year ended November 30, 2002 was a decrease to net investment income per share and an increase to net realized gains or losses per share by $0.03 and $0.03, respectively, and a decrease to the ratio of net investment income to average net assets of 0.25%. The above share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[2] Effective April 28, 1998, First Union National Bank became the investment advisor. Prior to that date, CoreStates Investment Advisors was the investment advisor.
[3] The net asset value total return is based on the net asset value on the first and last day of each period. Dividends and other distributions are reinvested at the ex-date net asset value.
[4] The market value total return is based on the market value on the first and last day of each period and computed on a similiar basis as above, except the dividends and other distributions are reinvested at prices obtained by the Fund's Automatic Dividend Investment Plan.
[5] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[6] Annualized
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2003 (unaudited)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 1.5%
Residential Accredit Loans, Inc., Ser. 1997-QS3 Class M2, 7.75%, 04/25/2027	$ 1,465,304	$ 1,464,329
CORPORATE BONDS 90.7%
CONSUMER DISCRETIONARY 18.1%
Auto Components 1.3%
Collins & Aikman Corp., 10.75%, 12/31/2011	400,000	346,000
CSK Auto, Inc., 12.00%, 06/15/2006	250,000	276,250
Dana Corp., 9.00%, 08/15/2011	250,000	262,500
Intermet Corp., 9.75%, 06/15/2009	400,000	376,000
1,260,750
Distributors 0.3%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	250,000	261,875
Hotels, Restaurants & Leisure 3.7%
Aztar Corp., 8.875%, 05/15/2007	400,000	418,000
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	269,375
Darden Restaurants Inc., 7.125%, 02/01/2016	500,000	585,602
Disney Walt Co., 6.20%, 06/20/2014	665,000	751,658
Hollywood Casino Corp., 13.00%, 08/01/2006	70,000	48,650
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	260,000	267,800
Meristar Hospitality Corp., 9.00%, 01/15/2008	400,000	380,000
Mohegan Tribal Gaming Authority, 8.00%, 04/01/2012	250,000	266,250
Motor Gaming Group, Inc., 9.75%, 04/01/2010 144A	250,000	260,625
Six Flags, Inc., 8.875%, 02/01/2010	115,000	110,256
Sun International Hotels, Ltd., 8.875%, 08/15/2011	250,000	268,125
3,626,341
Household Durables 2.7%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	250,000	290,000
Meritage Corp., 9.75%, 06/01/2011	250,000	277,500
Pulte Homes, Inc., 7.875%, 08/01/2011	500,000	608,520
Schuler Homes, Inc., 10.50%, 07/15/2011	250,000	281,250
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	250,000	240,000
Toro Co., 7.80%, 06/15/2027	500,000	564,898
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	416,500
2,678,668
Media 8.3%
Cox Communications, Inc., 7.125%, 10/01/2012	500,000	598,385
DIRECTV Holdings LLC, 8.375%, 03/15/2013 144A	250,000	278,125
Houghton Mifflin Co., 9.875%, 02/01/2013 144A	400,000	431,500
Lenfest Communications, Inc., Sr. Notes, 8.375%, 11/01/2005	1,150,000	1,293,246
Liberty Media Corp., 5.70%, 05/15/2013	500,000	523,878
Mediacom LLC, 9.50%, 01/15/2013	400,000	422,000
News America Holdings, Inc., 9.50%, 07/15/2024	500,000	698,316
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012 144A	400,000	455,000
Rogers Communications, Inc., 8.875%, 07/15/2007	30,000	31,200
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,429,502
8,161,152
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.4%
Saks, Inc., 9.875%, 10/01/2011	$ 25,000	$ 28,813
Wal Mart Stores, Inc., 8.85%, 01/02/2015	300,000	414,427
443,240
Specialty Retail 1.4%
Cole National Group, Inc., 8.875%, 05/15/2012	400,000	379,000
Gap, Inc., 6.90%, 09/15/2007	95,000	102,600
Petco Animal Supplies, Inc., 10.75%, 11/01/2011	250,000	281,875
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	250,000	246,250
United Auto Group, Inc., 9.625%, 03/15/2012	400,000	414,000
1,423,725
CONSUMER STAPLES 2.9%
Beverages 1.9%
Anheuser Busch Companies, Inc., 4.375%, 01/15/2013	500,000	523,160
Companhia Brasileira De Bebida, 10.50%, 12/15/2011	750,000	826,875
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	539,705
1,889,740
Food & Staples Retailing 0.6%
Safeway, Inc., 7.25%, 02/01/2031	500,000	590,286
Food Products 0.2%
Dole Food, Inc., 7.25%, 06/15/2010 144A	165,000	165,000
Household Products 0.2%
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	250,000	263,125
ENERGY 12.8%
Electric Utilities 0.5%
Black Hills Corp., 6.50%, 05/15/2013	500,000	506,394
Energy Equipment & Services 1.6%
Dresser, Inc., 9.375%, 04/15/2011	400,000	411,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	250,000	269,375
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	584,195
SESI LLC, 8.875%, 05/15/2011	250,000	266,250
1,530,820
Oil & Gas 10.7%
Atlantic Richfield Co., 10.875%, 07/15/2005	750,000	890,209
Diamond Shamrock, Inc., 8.00%, 04/01/2023	2,000,000	2,084,680
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	3,030,229
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	400,000	443,000
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,959,041
Petroleos Mexicanos, 9.25%, 03/30/2018	600,000	727,500
Plains Exploration & Production Co. LP, 8.75%, 07/01/2012	250,000	267,500
Sunoco Inc., 9.00%, 11/01/2024	500,000	640,251
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Tesoro Petroleum Corp., 9.625%, 04/01/2012	$ 400,000	$ 362,000
Vintage Petroleum, Inc., 9.75%, 06/30/2009	150,000	160,875
10,565,285
FINANCIALS 21.6%
Commercial Banks 2.3%
Citizens Banking Corp. of Michigan, 5.75%, 02/01/2013 144A	500,000	512,304
FBOP Corp., 10.00%, 01/15/2009 144A	500,000	535,000
First Massachusetts Bank, 7.625%, 06/15/2011	1,000,000	1,216,222
2,263,526
Diversified Financial Services 4.0%
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	198,234
GE Capital Corp., 6.75%, 03/15/2032	500,000	600,896
GMAC, 6.875%, 09/15/2011	500,000	518,235
Household Finance Corp., 7.875%, 03/01/2007	500,000	591,049
Lehman Brothers, Inc., 11.625%, 05/15/2005	583,000	687,545
Moore North America Finance, Inc., 7.875%, 01/15/2011 144A	400,000	422,000
National Rural Utilities Cooperative Finance:
6.55%, 11/01/2018	260,000	314,679
7.25%, 03/01/2012	500,000	605,698
3,938,336
Insurance 1.9%
Cigna Corp., 8.30%, 01/15/2033	500,000	640,614
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	250,000	242,463
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	528,652
Royal Sun Alliance, Inc., 8.95%, 10/15/2029	500,000	415,700
1,827,429
Real Estate 1.8%
Carramerica Realty Corp., 7.125%, 01/15/2012 REIT	500,000	574,856
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	400,000	431,000
HRPT Properties Trust, 6.40%, 02/15/2015	500,000	547,723
Tanger Properties, LLP, 9.125%, 02/15/2008	250,000	259,375
1,812,954
Trust Preferred 11.6%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,195,677
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,179,060
Citicorp Pass Through Trust, 8.04%, 12/15/2019	500,000	580,526
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	628,628
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	574,047
Firstar Capital Trust 1, 8.32%, 12/15/2026	500,000	635,319
HSBC American Capital Trust 1, 7.808%, 12/15/2026 144A	1,000,000	1,171,091
Investors Capital Trust I, 9.77%, 02/01/2027	885,000	997,201
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Trust Preferred continued
Keycorp Capital III, 7.75%, 07/15/2029	$ 1,240,000	$ 1,566,671
MBNA Capital, Ser. A, 8.278%, 12/01/2026	1,750,000	1,892,788
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	1,032,575
11,453,583
HEALTH CARE 1.0%
Health Care Providers & Services 1.0%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	250,000	253,750
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	175,000	192,500
Tenet Healthcare Corp., 6.50%, 06/01/2012	500,000	488,750
935,000
INDUSTRIALS 14.3%
Aerospace & Defense 2.4%
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	640,176
Northrop Grumman Corp., 9.375%, 10/15/2024	1,500,000	1,687,564
2,327,740
Air Freight & Logistics 2.5%
Federal Express Corp., 9.65%, 06/15/2012	1,800,000	2,453,494
Airlines 2.2%
Continental Airlines, Inc., 7.707%, 10/02/2022	1,253,153	1,170,790
Northwest Airlines, Inc.:
Ser. 1999-2, Class C, 8.304%, 09/01/2010	869,248	641,356
Ser. 2001-1, Class 1C, 7.626%, 04/01/2010	450,602	326,923
2,139,069
Commercial Services & Supplies 2.9%
Allied Waste, Inc., 10.00%, 08/01/2009	400,000	422,500
Centex Corp., 7.875%, 02/01/2011	500,000	617,722
Coinmach Corp., 9.00%, 02/01/2010	250,000	270,000
El Paso Production Holding Company, 7.75%, 06/01/2013 144A	250,000	249,375
Hli Operating Company, Inc., 10.50%, 06/15/2010 144A	325,000	334,750
Service Corporation International, 7.70%, 04/15/2009	250,000	253,750
Stewart Enterprises, Inc., 10.75%, 07/01/2008	250,000	278,125
Williams Scotsman, Inc., 9.875%, 06/01/2007	400,000	380,000
2,806,222
Electrical Equipment 0.4%
Stoneridge, Inc., 11.50%, 05/01/2012	400,000	438,000
Industrial Conglomerates 0.5%
Tyco International Group SA, 6.375%, 10/15/2011	500,000	503,750
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.8%
AGCO Corp., 8.50%, 03/15/2006	$ 250,000	$ 251,875
Cummins, Inc., 9.50%, 12/01/2010 144A	25,000	27,063
Terex Corp., 8.875%, 04/01/2008	250,000	255,000
Wolverine Tube, Inc., 10.50%, 04/01/2009	250,000	268,750
802,688
Road & Rail 2.6%
Bombardier, Inc., 6.75%, 05/01/2012 144A	500,000	467,500
Burlington Northern, Inc., 7.50%, 07/15/2023	1,500,000	1,553,112
Union Pacific Corp., 6.625%, 02/01/2029	500,000	587,750
2,608,362
INFORMATION TECHNOLOGY 0.8%
Computers & Peripherals 0.6%
International Business Machines Corp., 5.875%, 11/29/2032	500,000	560,003
Software 0.2%
Medaphis Corp., Ser. B, 9.50%, 02/15/2005	250,000	253,750
MATERIALS 8.0%
Chemicals 1.0%
FMC Corp., 10.25%, 11/01/2009	205,000	231,137
Lyondell Chemical Co.:
9.50%, 12/15/2008	250,000	240,625
Ser. A, 9.625%, 05/01/2007	250,000	246,875
Millennium America, Inc., 9.25%, 06/15/2008	250,000	271,250
989,887
Containers & Packaging 1.7%
Crown European Holdings SA, 9.50%, 03/01/2011 144A	400,000	419,000
Owens-Illinois, Inc., 7.15%, 05/15/2005	350,000	351,750
Rock Tennessee Co., 8.20%, 08/15/2011	500,000	608,915
Stone Container Corp., 9.75%, 02/01/2011	250,000	272,500
1,652,165
Metals & Mining 2.0%
Alaska Steel Corp., 7.875%, 02/15/2009	250,000	206,250
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010 144A	400,000	444,400
Noranda, Inc., 7.00%, 07/15/2005	500,000	530,556
Trimas Corp., 9.875%, 06/15/2012	400,000	406,000
U.S. Steel Corp., 10.75%, 08/01/2008	400,000	417,000
2,004,206
Paper & Forest Products 3.3%
Abitibi-Consolidated, Inc., 8.55%, 08/01/2010	1,000,000	1,142,008
Boise Cascade Corp., 9.45%, 11/01/2009	1,000,000	1,212,110
Georgia Pacific Corp., 8.125%, 06/15/2023	400,000	342,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products continued
Tembec Industries, Inc., 7.75%, 03/15/2012	$ 250,000	$ 238,750
Westvaco Corp., 7.00%, 08/15/2023	300,000	313,335
3,248,203
TELECOMMUNICATION SERVICES 8.0%
Diversified Telecommunication Services 5.4%
British Telecommunications Plc, 8.375%, 12/15/2010	750,000	943,608
Citizens Communications Co., 9.25%, 05/15/2011	1,000,000	1,300,976
France Telecom SA, 10.00%, 03/01/2031	500,000	689,304
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,143,121
Insight Midwest LP, 10.50%, 11/01/2010	400,000	434,000
Nortel Networks, 6.125%, 02/15/2006	250,000	243,750
Telus Corp., 8.00%, 06/01/2011	500,000	575,625
5,330,384
Wireless Telecommunications Services 2.6%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	800,000	973,268
Nextel Communications, Inc., 9.375%, 11/15/2009	400,000	431,000
Rogers Cantel, Inc., 9.75%, 06/01/2016	250,000	281,250
Vodafone Group Plc, 7.75%, 02/15/2010	700,000	866,662
2,552,180
UTILITIES 3.2%
Electric Utilities 2.9%
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,924,971
Gas Utilities 0.3%
El Paso Energy Partners LP, 8.50%, 06/01/2011	250,000	267,500
Total Corporate Bonds		89,459,803
MORTGAGE-BACKED SECURITIES 4.1%
FHLMC:
9.00%, 12/01/2016	616,647	685,108
9.50%, 12/01/2022	91,078	101,782
FNMA:
9.00%, 02/01/2025-09/01/2030	986,421	1,106,561
10.00%, 09/01/2010-04/01/2021	511,659	589,845
GNMA:
8.00%, 03/15/2022-08/15/2024	321,968	352,591
8.25%, 05/15/2020	264,743	291,370
8.50%, 09/15/2024-01/15/2027	275,925	301,830
9.00%, 12/15/2019-03/15/2021	295,753	330,319
9.50%, 09/15/2019	113,021	127,573
10.00%, 01/15/2019-03/15/2020	132,588	153,622
10.50%, 04/15/2019	18,747	22,007
Total Mortgage-Backed Securities		4,062,608
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 0.5%
HOUSING 0.5%
Virginia Hsg. Dev. Auth. RB, 6.75%, 12/01/2021	$ 500,000	$ 545,185
SHORT-TERM INVESTMENTS 1.7%
REPURCHASE AGREEMENTS 1.7%
State Street Bank & Trust Co., 1.25% dated 5/30/2003, due 6/2/2003, maturity value $1,655,004 #	1,654,834	1,654,834
Total Investments (cost $88,345,609) 98.5%		97,186,759
Other Assets and Liabilities 1.5%		1,472,954
Net Assets 100.0%		$ 98,659,713

#	The repurchase agreement is fully collateralized by $1,660,000 FNMA, 2.00% to 4.00%, 02/15/2005 to 06/28/2005; value including accrued interest is $1,694,111.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RB	Revenue Bond
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (unaudited)

Assets
Identified cost of investments	$ 88,345,609
Net unrealized gains on investments	8,841,150

Market value of investments	97,186,759
Receivable for securities sold	132,952
Principal paydown receivable	32,714
Interest receivable	1,986,938
Prepaid expenses and other assets	13,726

Total assets	99,353,089

Liabilities
Payable for securities purchased	565,454
Advisory fee payable	49,883
Accrued expenses and other liabilities	78,039

Total liabilities	693,376

Net assets	$ 98,659,713

Net assets represented by
Common stock, par value $0.01 per share, 10,000,000 shares authorized, 6,932,054 shares issued and outstanding	$ 69,321
Capital in excess of par value	99,304,343
Overdistributed net investment income	(561,404)
Accumulated net realized losses on investments	(8,993,697)
Net unrealized gains on investments	8,841,150

Total net assets	$ 98,659,713

Shares outstanding	6,932,054

Net asset value per share	$ 14.23

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2003 (unaudited)

Investment income
Interest	$ 3,565,656

Expenses
Advisory fee	321,894
Directors' fees and expenses	32,175
Printing and postage expenses	33,150
Custodian fees	13,170
Professional fees	31,866
Other	35,748

Total expenses	468,003
Less: Expense reductions	(349)
Fee waivers	(15,644)

Net expenses	452,010

Net investment income	3,113,646

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(75,881)
Net change in unrealized gains or losses on investments	7,144,690

Net realized and unrealized gains on investments	7,068,809

Net increase in net assets resulting from operations	$ 10,182,455

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2003	November 30,
	(unaudited)	2002

Operations
Net investment income	$ 3,113,646	$ 6,394,477
Net realized losses on investments	(75,881)	(3,022,499)
Net change in unrealized gains or losses on investments	7,144,690	(613,046)

Net increase in net assets resulting from operations	10,182,455	2,758,932

Distributions to shareholders from
Net investment income	(3,188,745)	(6,683,729)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Investment Plan	0	1,014,061

Total increase (decrease) in net assets	6,993,710	(2,910,736)
Net assets
Beginning of period	91,666,003	94,576,739

End of period	$ 98,659,713	$ 91,666,003

Undistributed (overdistributed) net investment income	$ (561,404)	$ 141,006

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Vestaur Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The primary investment objective of the Fund is to seek a high level of current income for its shareholders through investment in a diversified portfolio of fixed income securities which management considers to be of high quality.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of securities

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Directors.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with its custodian bank, State Street Bank and Company.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions from net investment income are declared and paid on a quarterly basis. These dividends are recorded on the ex-dividend date. Shareholders have the option of receiving their dividends in cash or in the Fund's common stock in accordance with the Fund's Automatic Dividend Investment Plan. For those dividends paid in common stock, the Fund attempts to repurchase enough common stock in the market to satisfy its dividend needs. If the market price of the common stock plus brokerage commission equals or exceeds the net asset value or sufficient common stock cannot be repurchased in the market, the Fund will issue new shares and record the common stock at the greater of (i) the per share net asset value, or (ii) 95% of the market price per share as of the close of business on the last trading day of the month in which the dividend or other distribution is paid. Distributions from net realized capital gains, if any, are paid at least annually.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED TRANSACTIONS

Evergreen Investment Management Company, LLC ("EIMC"), an indirect wholly-owned subsidiary of Wachovia Corporation, is the investment advisor for the Fund and is paid a management fee at an annual rate of 0.50% of the Fund's average monthly net assets plus 2.50% of the Fund's investment income.

During the six months ended May 31, 2003, the investment advisor waived its fees in the amount of $15,644, which represents 0.03% of the Fund's average monthly net assets.

Officers of the Fund and affiliated Directors receive no compensation directly from the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 10,000,000 shares of common stock with a par value of $0.01 per share. For the six months ended May 31, 2003 and the year ended November 30, 2002, the Fund issued 0 and 76,123 shares of common stock, respectively.

NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of non-U.S. Government securities (excluding short-term securities) for the six months ended May 31, 2003 were $46,258,768 and $44,094,393, respectively. Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $4,556,435 and $4,601,313, respectively.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $88,345,609. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,768,539 and $927,389, respectively, with a net unrealized appreciation of $8,841,150.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of November 30, 2002, the Fund had $8,874,109 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010

$46,223	$895,845	$1,451,536	$3,049,670	$3,430,835

NOTE 5. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of Fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $349.

NOTE 6. SUBSEQUENT DISTRIBUTION TO SHAREHOLDERS

On May 14, 2003 the Fund declared a dividend of $0.23 per share which will be payable on July 15, 2003 to shareholders of record as of June 30, 2003. These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

On May 14, 2003, the Annual meeting of shareholders of the Fund was held to consider a number of proposals. On March 26, 2003 the record date of the meeting, the Fund had 6,932,054 shares outstanding, of which 5,798,778 shares (83.65%) were represented at the meeting.

The votes recorded at the meeting, by proposal, were as follows:

Proposal 1 -- Election of Directors:

Shares voted "For"	5,528,669
Shares voted "Against"	270,109
Shares voted "Abstain"	0

Proposal 2 -- Ratification of auditors:

Shares voted "For"	5,709,405
Shares voted "Against"	42,373
Shares voted "Abstain"	47,000

AUTOMATIC DIVIDEND INVESTMENT PLAN

Any registered shareholder of Vestaur Securities, Inc. may participate in the Automatic Dividend Investment Plan (the "Plan"), with the exception of brokers and nominees of banks and other financial institutions. If you are a beneficial owner, whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by having the shares transferred to your name.

To participate in the Plan, you must complete and forward an enrollment form to the Plan agent. This form authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's common stock plus brokerage commissions or sufficient common stock cannot be purchased in the market. The newly issued shares will be valued in accordance with the Plan. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged against the amounts invested.

Shares will be held by EquiServe, the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are paid out of the investment advisory fees received from the Fund by its investment advisor, Evergreen Investment Management Company, LLC.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write EquiServe, P.O. Box 43069, Providence, RI 02940-3069 or call 1-781-575-2724.

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BOARD OF DIRECTORS AND OFFICERS

TRUSTEES[1]
Steven S. Elbaum Director Age: 54 One Meadowlands Plaza Suite 200 East Rutherford, NJ 07073 Term of office since: 1999[2] Other directorships: None	Principal occupations: Chairman and Chief Executive Officer of The Alpine Group, Inc. (Holding Company); Chairman of the Board of Spherion Corporation (staffing and consulting) and Superior Telecom, Inc. (wire and cable producer).

Paul B. Fay, Jr. Director Age: 84 3766 Clay Street San Francisco, CA 94118 Term of office since: 1972[2] Other directorships: None	Principal occupations: President and Financial Consultant, The Fay Improvement Company (Service Provider to Money Managers); Trustee of Odell Charitable Foundation and Naval War College Foundation (Emeritus); Director of First American Corporation (Financial Holding Company); Director, OptimumBank.com; Formerly, Director, Compensation Resource Group Incorporated (National Executive Compensation Consulting firm).

Glen T. Insley[3] Director/Chairman of the Board Age: 56 Two Wachovia Center NC-1157 301 South Tryon Street Charlotte, NC 28288 Term of office since: 1998[2] Other directorships: None	Principal occupations: Chairman of the Board of the Fund: Vice President and Managing Director of Risk Management, Evergreen Investment Management Company, LLC; Senior Vice President, Wachovia.

John C. Jansing, Sr. Director Age: 77 162 S. Beach Road Hobe Sound, FL 33455 Term of office since: 1972[2] Other directorships: Director Emeritus, Lord Abbett & Co.	Principal occupations: Director, Alpine Group Inc.; Director, Superior Telecom, Inc.; Director Emeritus, Lord Abbett & Co. (Managed Group of Mutual Funds); Formerly, Chairman, Independent Election Corporation of America.

Carol Kosel Treasurer Age: 39 200 Berkeley Street Boston, MA 02116 Term of office since: 1999	Principal occupations: Senior Vice President, Director of Fund Administration, Evergreen Investment Services, Inc.; Treasurer, the Evergreen funds (managed group of mutual funds).

Charles P. Pizzi Director Age: 52 3413 Fox Street Philadelphia, PA 19129 Term of office since: 1997[2] Other directorships: None	Principal occupations: President and Chief Executive Officer, Tasty Baking Company; Formerly, President, Greater Philadelphia Chamber of Commerce.

BOARD OF DIRECTORS AND OFFICERS continued

Philip R. Reynolds Director Age: 75 43 Montclair Drive West Hartford, CT 06107 Term of office since: 1972[2] Other directorships: None	Principal occupations: Treasurer and Trustee of J. Walton Bissell Foundation.

Marciarose Shestack Director Age: 68 Parkway House 2201 Pennsylvania Ave. Philadelphia, PA 19130 Term of office since: 1972[2] Other directorships: None	Principal occupations: Freelance broadcast journalist and public relations consultant; Formerly, Consultant of Philadelphia Developers Alliance, and President, Philadelphia Developers Alliance.

Robert E. Shultz Director Age: 63 120 Scarlet Oak Dr. Wilton, CT 06897 Term of office since: 1999[2] Other directorships: Director, General Motors Asset Management Absolute Return Strategies Fund	Principal occupations: Partner, TSW Associates; Chairman, Membership Committee, Institute for Quantitative Research in Finance; Director, General Motors Asset Management Absolute Return Strategies Fund; Director, LIM Asia Arbitrage Funds; Partner, Special Adviser, International Pension and Economic Research Institute, Tokyo, Japan; Member, Investment Advisory Committee, Christian Brothers Investment Services; Formerly, Advisory Board, The Market Channel; Formerly, Senior Vice President, Pine Grove Associates.

Dung Vukhac[3] Director/President Age: 59 55 Valley Stream Parkway Malvern, PA 19355 Term of office since: 2001[2] Other directorships: None	Principal occupations: Vice President and Managing Director of Client Services, Evergreen Investment Management Company, LLC; Senior Vice President, Wachovia; Formerly, Managing Director, Senior Vice President, Fixed Income Services, CoreStates Investment Advisers, Inc.; Formerly, Securities Analyst, Economist, Vice President and Fixed Income Manager, Trust Department, Philadelphia National Bank.

[1] The Board of Directors oversees one mutual fund.
[2] All Directors are elected to serve a one-year term.
[3] As an officer of Evergreen Investment Management Company, LLC, the Fund's investment advisor, the Director is considered an "interested person" of the Fund.

Custodian
State Street Bank and Trust Company
Box 9021
Boston, MA 02205-9827

Transfer Agent, Dividend Disbursing Agent
Registrar & Shareholder Relations
EquiServe
P.O. Box 2500
Providence RI 02940-3069
(781) 575-2724

On or about September 15, 2003 the common stock of
Vestaur Securities, Inc. will be listed on the
American Stock Exchange.

6/2003

Vestaur Securities, Inc. Evergreen Investment Management Company, LLC 123 South Broad Street, 2nd Floor Philadelphia, PA 19109